Common Stock - Reserved Shares of Authorized but Unissued Common Stock (Detail)	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Total reserved shares of common stock	2,320,021	829,741
Outstanding common stock warrants [Member]
Class of Stock [Line Items]
Total reserved shares of common stock	1,742,727	28,208
Equity incentive plans [Member]
Class of Stock [Line Items]
Total reserved shares of common stock	577,294	140,474
Convertible preferred stock [Member]
Class of Stock [Line Items]
Total reserved shares of common stock		661,059